Commitments and Contingencies (Details) - USD ($) $ in Thousands				9 Months Ended	12 Months Ended
	Dec. 02, 2020	Feb. 05, 2018	Sep. 04, 2017	Sep. 30, 2021	Dec. 31, 2020	Aug. 09, 2015
Commitments and Contingencies (Details) [Line Items]
Settlement amount total	$ 1,980
Settlement amount	500
Settlement amount	$ 1,480				$ 1,480
Capital commitments					$ 30,706
Ordinary shares (in Shares)		2,600
Other equity remedies		$ 1,000
Capital Commitments [Member]
Commitments and Contingencies (Details) [Line Items]
Capital commitments				$ 46,144
Mr. Jeff Q. Xu [Member]
Commitments and Contingencies (Details) [Line Items]
Shares owned (in Shares)						2,468,158
Mr. Smith [Member]
Commitments and Contingencies (Details) [Line Items]
Commitment, description			(1) a declaration that he owns the 416,702 ordinary shares (the shares were retroactively recast to reflect the exchange ratio established in the Merger as described in Note 27) and (2) various damages and other equitable remedies over $1,000.